Note 16 - Basic and Diluted Net Income Per Common Share (Tables)	12 Months Ended
Mar. 31, 2015
Note 16 - Basic and Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Yen
	2013	2014	2015

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥130.76	¥100.26	¥72.31

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥130.65	¥100.14	¥72.20

Numerator [Member]
Note 16 - Basic and Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share Calculation [Table Text Block]
	Thousands of Yen
	2013	2014	2015
Numerator:
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥5,300,654	¥4,442,237	¥3,322,081

Denominator [Member]
Note 16 - Basic and Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share Calculation [Table Text Block]
	Number of Shares
	2013	2014	2015
Denominator:
Weighted-average common shares outstanding―basic	40,536,800	44,306,680	45,942,291
Dilutive effect of stock options	35,800	54,403	72,446
Weighted-average common shares outstanding―diluted	40,572,600	44,361,083	46,014,737